Related party transactions (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
IfrsStatementLineItems [Line Items]
Shares granted	$ 0	$ 200,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	100,000	200,000
RSUs [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0	$ 300,000